T. ROWE PRICE Equity Income Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.1%
COMMUNICATION SERVICES  6.2%
Diversified Telecommunication Services  0.1%
Verizon Communic ations  525,000 23,074
23,074
Entertainment  1.0%
Walt Disney  1,440,000 164,880
164,880
Interactive Media & Services  3.5%
Alphabet, Class A  1,089,000 264,736
Alphabet, Class C  835,000 203,364
Meta Platforms, Class A  142,000 104,282
572,382
Media  1.5%
Comcast, Class A  2,605,000 81,849
News, Class A  5,100,000 156,621
238,470
Wireless Telecommunication Services  0.1%
T-Mobile U.S.  90,000 21,544
21,544
Total Communication Services 1,020,350
CONSUMER DISCRETIONARY  4.0%
Broadline Retail  1.5%
Amazon.com (1) 1,145,000 251,408
251,408
Hotels, Restaurants & Leisure  1.3%
Las Vegas Sands  3,830,000 206,016
206,016
Leisure Products  0.3%
Mattel (1) 3,310,000 55,707
55,707
Specialty Retail  0.9%
Home Depot  380,000 153,972
153,972
Total Consumer Discretionary 667,103

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  8.0%
Beverages  0.1%
Keurig Dr Pepper  395,000 10,076
10,076
Consumer Staples Distribution & Retail  0.8%
Dollar General  370,000 38,240
Walmart  855,000 88,116
126,356
Food Products  1.0%
Conagra Brands  2,010,000 36,803
Tyson Foods, Class A  2,232,998 121,252
158,055
Household Products  3.8%
Colgate-Palmolive  2,330,000 186,260
Kimberly-Clark  2,085,000 259,249
Procter & Gamble  1,175,000 180,539
626,048
Personal Care Products  1.0%
Kenvue  10,270,000 166,682
166,682
Tobacco  1.3%
Philip Morris International  1,270,000 205,994
205,994
Total Consumer Staples 1,293,211
ENERGY  8.7%
Energy Equipment & Services  0.6%
Schlumberger  2,920,000 100,360
100,360
Oil, Gas & Consumable Fuels  8.1%
Chevron  810,000 125,785
ConocoPhillips  2,340,000 221,341
EOG Resources  520,000 58,302
EQT  1,195,000 65,044
Expand Energy  965,000 102,522
Exxon Mobil  1,770,000 199,567
Phillips 66  550,000 74,811
South Bow (CAD)  2,105,000 59,564
TC Energy  1,435,000 78,078
TotalEnergies (EUR)  3,535,000 215,312

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
TotalEnergies, ADR  535,000 31,934
Williams  1,425,000 90,274
1,322,534
Total Energy 1,422,894
FINANCIALS  22.7%
Banks  10.2%
Bank of America  4,745,000 244,795
Citigroup  3,145,000 319,217
Fifth Third Bancorp  3,675,000 163,721
Huntington Bancshares  9,835,000 169,850
JPMorgan Chase  1,004,000 316,692
U.S. Bancorp  3,870,000 187,037
Wells Fargo  3,035,000 254,394
1,655,706
Capital Markets  2.6%
Charles Schwab  3,280,000 313,142
Morgan Stanley  180,000 28,613
State Street  762,367 88,442
430,197
Financial Services  2.6%
Apollo Global Management  310,000 41,314
Corebridge Financial  1,885,000 60,414
Equitable Holdings  4,095,000 207,944
Fiserv (1) 730,000 94,119
Global Payments  255,762 21,249
425,040
Insurance  7.3%
Allstate  496,768 106,631
American International Group  2,460,000 193,209
Chubb  717,000 202,373
Hartford Insurance Group  1,100,000 146,729
Loews  1,770,000 177,690
MetLife  4,330,000 356,662
1,183,294
Total Financials 3,694,237
HEALTH CARE  13.0%
Biotechnology  0.3%
Biogen (1) 295,000 41,324
41,324

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  3.8%
Becton Dickinson & Company  1,250,000 233,962
Medtronic  1,515,000 144,289
Zimmer Biomet Holdings  2,365,798 233,031
611,282
Health Care Providers & Services  4.8%
Cardinal Health  70,000 10,987
Cigna Group  528,000 152,196
CVS Health  3,015,000 227,301
Elevance Health  706,000 228,123
Humana  88,533 23,033
UnitedHealth Group  429,000 148,134
789,774
Life Sciences Tools & Services  0.5%
Thermo Fisher Scientific  166,245 80,632
80,632
Pharmaceuticals  3.6%
AstraZeneca, ADR  1,382,099 106,035
Bristol-Myers Squibb  1,510,000 68,101
Johnson & Johnson  385,000 71,387
Merck  1,430,000 120,020
Sanofi (EUR)  698,427 66,137
Sanofi, ADR  784,416 37,024
Viatris  12,405,000 122,809
591,513
Total Health Care 2,114,525
INDUSTRIALS & BUSINESS SERVICES  13.3%
Aerospace & Defense  4.4%
Boeing (1) 1,018,129 219,743
General Electric  674,000 202,753
L3Harris Technologies  964,000 294,415
716,911
Air Freight & Logistics  0.7%
United Parcel Service, Class B  1,305,000 109,007
109,007
Electrical Equipment  0.7%
Rockwell Automation  325,000 113,597
113,597
Ground Transportation  1.9%
CSX  4,675,000 166,009

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Norfolk Southern  112,000 33,646
Union Pacific  465,000 109,912
309,567
Industrial Conglomerates  1.5%
3M  230,000 35,691
Siemens (EUR)  782,000 211,123
246,814
Machinery  3.1%
AGCO  678,752 72,674
Cummins  207,000 87,430
Dover  200,000 33,366
Fortive  2,220,000 108,758
Stanley Black & Decker  2,680,582 199,248
501,476
Passenger Airlines  1.0%
Southwest Airlines  5,045,000 160,986
160,986
Total Industrials & Business Services 2,158,358
INFORMATION TECHNOLOGY  9.1%
Electronic Equipment, Instruments & Components  0.4%
Ralliant  1,195,000 52,257
TE Connectivity  88,611 19,453
71,710
IT Services  0.6%
Accenture, Class A  420,000 103,572
103,572
Semiconductors & Semiconductor Equipment  4.8%
Advanced Micro Devices (1) 541,695 87,641
Applied Materials  605,000 123,868
Intel (1) 2,620,000 87,901
QUALCOMM  2,025,000 336,879
Texas Instruments  827,646 152,063
788,352
Software  2.2%
Adobe (1) 39,000 13,757
Microsoft  333,000 172,478
Salesforce  740,000 175,380
361,615

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  1.1%
Samsung Electronics (KRW)  3,045,000 182,549
182,549
Total Information Technology 1,507,798
MATERIALS  3.1%
Chemicals  1.2%
CF Industries Holdings  2,225,000 199,582
199,582
Containers & Packaging  1.5%
Avery Dennison  170,000 27,569
International Paper  4,545,000 210,888
238,457
Paper & Forest Products  0.4%
West Fraser Timber  905,000 61,522
61,522
Total Materials 499,561
REAL ESTATE  3.7%
Industrial Real Estate Investment Trusts  0.6%
Rexford Industrial Realty, REIT  2,511,581 103,251
103,251
Residential Real Estate Investment Trusts  1.5%
Equity Residential, REIT  3,390,000 219,435
Sun Communities, REIT  226,250 29,186
248,621
Specialized Real Estate Investment Trusts  1.6%
Rayonier, REIT  3,650,000 96,871
Weyerhaeuser, REIT  6,335,000 157,045
253,916
Total Real Estate 605,788
UTILITIES  6.2%
Electric Utilities  3.5%
NextEra Energy  1,735,837 131,038
PG&E  619,730 9,346
Southern  3,695,000 350,175
Xcel Energy  920,000 74,198
564,757
Multi-Utilities  2.7%
Ameren  1,880,000 196,234

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Dominion Energy  1,435,000 87,779
Sempra  1,760,823 158,439
442,452
Total Utilities 1,007,209
Total Miscellaneous Common Stocks  0.1% (2) 8,651
Total Common Stocks (Cost $11,621,730) 15,999,685
CONVERTIBLE PREFERRED STOCKS  0.5%
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.5%
Boeing, 6.00%, 10/15/27  1,132,929 78,818
Total Industrials & Business Services 78,818
Total Convertible Preferred Stocks (Cost $56,647) 78,818
PREFERRED STOCKS  0.4%
CONSUMER DISCRETIONARY  0.4%
Automobiles  0.4%
Volkswagen (EUR)  615,000 66,660
Total Consumer Discretionary 66,660
Total Preferred Stocks (Cost $84,871) 66,660
SHORT-TERM INVESTMENTS  1.2%
Money Market Funds  1.2%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 195,748,385 195,748
Total Short-Term Investments (Cost $195,748) 195,748
Total Investments in Securities  100.2%
(Cost $11,958,996) $ 16,340,911
Other Assets Less Liabilities (0.2)% (31,752)
Net Assets 100.0% $ 16,309,159
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE Equity Income Fund

ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ —# $ — $ 4,934+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 136,611  ¤  ¤ $ 195,748^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,934 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $195,748.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Equity Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Equity Income Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Equity Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F71-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,265,000 $ 734,685 $ — $ 15,999,685
Convertible Preferred Stocks 78,818 — — 78,818
Preferred Stocks — 66,660 — 66,660
Short-Term Investments 195,748 — — 195,748
Total $ 15,539,566 $ 801,345 $ — $ 16,340,911